UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SMH Capital Advisors Inc.
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-10258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Anderson
Title:     Director of Compliance
Phone:     713-224-3100

Signature, Place, and Date of Signing:

     /s/  Thomas J. Anderson     Houston, TX     February 11, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $38,975 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRCASTLE LTD                  COM              G0129K104      337    12810 SH       SOLE                        0        0    12810
AMERICAN CAPITAL STRATEGIES    COM              024937104     5281   160220 SH       SOLE                        0        0   160220
APOLLO INVT CORP               COM              03761U106     2367   138836 SH       SOLE                        0        0   138836
ARES CAP CORP                  COM              04010L103      233    15900 SH       SOLE                        0        0    15900
BANK OF AMERICA CORPORATION    COM              060505104     1882    45612 SH       SOLE                        0        0    45612
BLACKSTONE GROUP L P           COM UNIT LTD     09253u108      341    15400 SH       SOLE                        0        0    15400
ENERPLUS RES FD                UNIT TR G NEW    29274D604     2135    53312 SH       SOLE                        0        0    53312
EXXON MOBIL CORP               COM              30231G102      220     2350 SH       SOLE                        0        0     2350
FORTRESS INVESTMENT GROUP LL   CL A             34958B106      352    22610 SH       SOLE                        0        0    22610
GENERAL DYNAMICS CORP          COM              369550108      243     2734 SH       SOLE                        0        0     2734
GLADSTONE COML CORP            COM              376536108     1092    62280 SH       SOLE                        0        0    62280
GLADSTONE INVT CORP            COM              376546107      722    73644 SH       SOLE                        0        0    73644
MAGNA ENTMT CORP               NOTE 7.250%12/1  559211AC1    14064 17553000 PRN      SOLE                        0        0 17553000
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268AH1     3168  3923000 PRN      SOLE                        0        0  3923000
PENN WEST ENERGY TR            TR UNIT          707885109      710    27322 SH       SOLE                        0        0    27322
PFIZER INC                     COM              717081103     1760    77429 SH       SOLE                        0        0    77429
PMC COML TR                    SH BEN INT       693434102      780    72515 SH       SOLE                        0        0    72515
SPACEHAB INC                   NOTE 5.500%10/1  846243AD5       11    21000 PRN      SOLE                        0        0    21000
TICC CAPITAL CORP              COM              87244T109     2427   262969 SH       SOLE                        0        0   262969
VIROPHARMA INC                 NOTE 2.000% 3/1  928241AH1      565   765000 PRN      SOLE                        0        0   765000
WACHOVIA CORP NEW              COM              929903102      285     7502 SH       SOLE                        0        0     7502